ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income	The following table summarizes the changes in AOCI by component for the years ended December 31, 2024 and 2023. All amounts are presented net of tax and exclude portions attributable to noncontrolling interests.

	Foreign currency translation losses	Net investment hedges of New Zealand subsidiary	Cash flow hedges		Employee benefit plans		Total Rayonier, L.P.	Allocation of Operating Partnership	Total Rayonier Inc.
Balance as of December 31, 2022	($18,067)	$1,321	$67,204		($10,209)		$40,249	($4,436)	$35,813
Other comprehensive (loss) income before reclassifications	(1,466)	—	10,537	(a)	(1,449)		7,622	(75)	7,547
Amounts reclassified from accumulated other comprehensive income	—	—	(21,895)		2,042	(b)	(19,853)	1,144	(18,709)
Net other comprehensive (loss) income	(1,466)	—	(11,358)		593		(12,231)	1,069	(11,162)
Balance as of December 31, 2023	($19,533)	$1,321	$55,846		($9,616)		$28,018	($3,367)	$24,651
Other comprehensive (loss) income before reclassifications	(31,616)	—	13,713	(a)	5,251		(12,652)	163	(12,489)
Amounts reclassified from accumulated other comprehensive (loss) income	—	—	(27,826)		4,595	(b)	(23,231)	640	(22,591)
Net other comprehensive (loss) income	(31,616)	—	(14,113)		9,846		(35,883)	803	(35,080)
Balance as of December 31, 2024	($51,149)	$1,321	$41,733		$230		($7,865)	($2,564)	($10,429)

(a)The years ended December 31, 2024 and December 31, 2023 include $21.8 million and $10.3 million, respectively, of other comprehensive income related to interest rate products. See Note 9 — Derivative Financial Instruments and Hedging Activities for additional information.
(b)This component of other comprehensive (loss) income is included in the computation of net periodic pension and post-retirement costs. The year ended December 31, 2024 includes a pension settlement charge of $4.6 million, net of tax of $1.2 million. The year ended December 31, 2023 includes a $2.0 million pension settlement charge. See Note 19 — Employee Benefit Plans for additional information.
Schedule of Reclassification out of Accumulated Other Comprehensive Income	The following table presents details of the amounts reclassified in their entirety from AOCI to net income for the years ended December 31, 2024 and 2023:

Details about accumulated other comprehensive (loss) income components	Amount reclassified from accumulated other comprehensive (loss) income		Affected line item in the Income Statement
	2024	2023
Realized loss on foreign currency exchange contracts	$1,104	$7,522	Income from operations of discontinued operations, net of tax
Realized (gain) loss on foreign currency option contracts	(58)	446	Income from operations of discontinued operations, net of tax
Noncontrolling interests	(241)	(1,833)	Comprehensive income attributable to noncontrolling interests
Realized gain on interest rate contracts	(28,406)	(26,311)	Interest expense, net
Income tax effect from net loss on foreign currency contracts	(225)	(1,719)	Income from operations of discontinued operations, net of tax
Net gain on cash flow hedges reclassified from accumulated other comprehensive (loss) income	($27,826)	($21,895)